UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

35 Old Tavern Rd, 2nd Floor Orange, CT 06477

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 9/30/11

Item 1.  Schedule of Investments.

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
	Shares	Market Value

COMMON STOCK - 99.17%
AUTO PARTS & EQUIPMENT - 2.87%
Autoliv, Inc.	3,646	$ 176,831

CHEMICALS - 2.73%
Westlake Chemical Corp.	4,904	168,109

COMMERCIAL SERVICES - 9.38%
Bridgepoint Education, Inc. *	11,304	197,142
DeVry, Inc.	4,953	183,063
Western Union Co.	12,979	198,449
		578,654
COMPUTERS - 3.49%
CGI Group, Inc. *	11,452	215,412

ELECTRIC - 3.36%
Empresa Nacional de Electricidad SA/Chile - ADR	4,777	207,035

FOREST PRODUCTS & PAPER - 7.22%
Buckeye Technologies, Inc.	10,778	259,857
Domtar Corp.	2,724	185,695
		445,552
HEALTHCARE-SERVICES - 2.41%
AMERIGROUP Corp. *	3,807	148,511

INTERNET - 4.14%
j2 Global Communications, Inc.	9,507	255,738

IRON/STEEL - 2.61%
Cliffs Natural Resources, Inc.	3,152	161,288

MACHINERY-DIVERSIFIED - 2.47%
Sauer-Danfoss, Inc. *	5,284	152,708

MINING - 2.79%
Rio Tinto PLC	3,900	171,912

OIL & GAS - 10.56%
CNOOC Ltd. - ADR	1,110	177,933
Exxon Mobil Corp.	3,243	235,539
HollyFrontier Corp.	9,090	238,340
		651,812
PHARMACEUTICALS - 3.74%
AstraZeneca PLC	5,205	230,894

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011
	Shares	Market Value

PRIVATE EQUITY - 2.65%
KKR & Co.	15,708	$ 163,363

RETAIL - 16.27%
Cash America International, Inc.	5,322	272,274
Express, Inc.	12,868	261,092
Ezcorp, Inc. *	8,389	239,422
Pier 1 Imports, Inc. *	23,646	231,258
		1,004,046
SEMICONDUCTORS - 14.43%
Analog Devices, Inc.	6,748	210,875
Atmel Corp. *	18,270	147,439
Entegris, Inc. *	30,082	191,923
Linear Technology Corp.	8,006	221,366
Veeco Instruments, Inc. *	4,880	119,072
		890,675
TELECOMMUNICATIONS - 8.05%
NeuStar, Inc. - Cl. A *	9,925	249,514
Telesp- Telecomunicacoes- ADR *	9,347	247,228
		496,742

TOTAL COMMON STOCK		6,119,282
( Cost - $7,804,398)

SHORT-TERM INVESTMENTS - 1.29%
Goldman Sachs Financial Square Funds - Government Fund, 0.03%+	79,421	79,421
TOTAL SHORT-TERM INVESTMENTS		79,421
( Cost - $79,421)

TOTAL INVESTMENTS - 100.46%
( Cost - $7,883,819)		$ 6,198,703
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46) %		(28,569)
NET ASSETS - 100.00%		$ 6,170,134

+Variable rate security. Rate shown is as of September 30, 2011.
*Non-income producing security.
ADR- American Depositary Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 16,630
Unrealized depreciation		(1,701,746)
Net unrealized depreciation		$ (1,685,116)

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,119,282	$ -	$ -	$ 6,119,282
Short-Term Investments	79,421	-	-	$ 79,421
Total	$ 6,198,703	$ -	$ -	$ 6,198,703

The Fund did not hold any level 3 securities
There were no significant transfers between Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President/Treasurer

Date

11/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, President/Treasurer

Date

11/21/11